FINANCIAL INSTRUMENTS (Interest Rate Risk Management) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 NOK (kr)	Oct. 31, 2017 NOK (kr)	Jun. 22, 2017 NOK (kr)	Dec. 31, 2016 USD ($)	Mar. 19, 2014 NOK (kr)
Derivative [Line Items]
Derivative, Notional Amount		$ 1,100,000	kr 500,000,000			$ 1,200,000
NOK 900 Million Senior Unsecured Bonds [Member]
Derivative [Line Items]
Debt amount | kr							kr 900,000,000
NOK500million senior unsecured floating rate bonds due 2020 [Member]
Derivative [Line Items]
Debt amount | kr				kr 500,000,000.0	kr 500,000,000
Designated as Hedging Instrument [Member] | $25,588 (reducing to $24,794)
Derivative [Line Items]
Derivative, Notional Amount		25,588
Notional principal, at maturity		$ 24,794
Inception date		Mar. 31, 2008
Maturity date		Aug. 15, 2018
Designated as Hedging Instrument [Member] | $25,588 (reducing to $24,794) | Minimum [Member]
Derivative [Line Items]
Fixed Interest Rate		4.05%	4.05%
Designated as Hedging Instrument [Member] | $25,588 (reducing to $24,794) | Maximum [Member]
Derivative [Line Items]
Fixed Interest Rate		4.15%	4.15%
Designated as Hedging Instrument [Member] | $26,324 (reducing to $23,394)
Derivative [Line Items]
Derivative, Notional Amount		$ 26,324
Notional principal, at maturity		$ 23,394
Inception date		Apr. 30, 2011
Maturity date		Dec. 24, 2018
Designated as Hedging Instrument [Member] | $26,324 (reducing to $23,394) | Minimum [Member]
Derivative [Line Items]
Fixed Interest Rate		2.13%	2.13%
Designated as Hedging Instrument [Member] | $26,324 (reducing to $23,394) | Maximum [Member]
Derivative [Line Items]
Fixed Interest Rate		2.80%	2.80%
Designated as Hedging Instrument [Member] | $38,985 (reducing to $34,044)
Derivative [Line Items]
Derivative, Notional Amount		$ 38,985
Notional principal, at maturity		$ 34,044
Inception date		May 31, 2011
Maturity date		Jan. 28, 2019
Designated as Hedging Instrument [Member] | $38,985 (reducing to $34,044) | Minimum [Member]
Derivative [Line Items]
Fixed Interest Rate		0.80%	0.80%
Designated as Hedging Instrument [Member] | $38,985 (reducing to $34,044) | Maximum [Member]
Derivative [Line Items]
Fixed Interest Rate		2.58%	2.58%
Designated as Hedging Instrument [Member] | $100,000 (remaining at $100,000)
Derivative [Line Items]
Derivative, Notional Amount		$ 100,000
Notional principal, at maturity		$ 100,000
Inception date		Aug. 31, 2011
Maturity date		Aug. 03, 2021
Designated as Hedging Instrument [Member] | $100,000 (remaining at $100,000) | Minimum [Member]
Derivative [Line Items]
Fixed Interest Rate		2.50%	2.50%
Designated as Hedging Instrument [Member] | $100,000 (remaining at $100,000) | Maximum [Member]
Derivative [Line Items]
Fixed Interest Rate		2.93%	2.93%
Designated as Hedging Instrument [Member] | $133,400 (terminating at $79,733)
Derivative [Line Items]
Derivative, Notional Amount		$ 133,400
Notional principal, at maturity		$ 79,733
Inception date		May 31, 2012
Maturity date		Aug. 30, 2022
Designated as Hedging Instrument [Member] | $133,400 (terminating at $79,733) | Minimum [Member]
Derivative [Line Items]
Fixed Interest Rate		1.76%	1.76%
Designated as Hedging Instrument [Member] | $133,400 (terminating at $79,733) | Maximum [Member]
Derivative [Line Items]
Fixed Interest Rate		1.85%	1.85%
Designated as Hedging Instrument [Member] | $151,008 (equivalent to NOK900 million)
Derivative [Line Items]
Derivative, Notional Amount	[1]	$ 151,008	kr 900,000,000
Inception date	[1]	Mar. 19, 2014
Maturity date	[1]	Mar. 19, 2019
Fixed Interest Rate		6.03%	6.03%
Designated as Hedging Instrument [Member] | $100,938 (reducing to $70,125)
Derivative [Line Items]
Derivative, Notional Amount		$ 100,938
Notional principal, at maturity		$ 70,125
Inception date		Dec. 28, 2016
Maturity date		Dec. 25, 2021
Derivative instrument, notional principal with future inception date		$ 54,188
Designated as Hedging Instrument [Member] | $100,938 (reducing to $70,125) | Minimum [Member]
Derivative [Line Items]
Fixed Interest Rate		2.29%	2.29%
Designated as Hedging Instrument [Member] | $100,938 (reducing to $70,125) | Maximum [Member]
Derivative [Line Items]
Fixed Interest Rate		2.63%	2.63%
Designated as Hedging Instrument [Member] | $104,125 (reducing to $70,125)
Derivative [Line Items]
Derivative, Notional Amount		$ 104,125
Notional principal, at maturity		$ 70,125
Inception date		Jan. 06, 2017
Maturity date		Jan. 06, 2022
Designated as Hedging Instrument [Member] | $104,125 (reducing to $70,125) | Minimum [Member]
Derivative [Line Items]
Fixed Interest Rate		1.82%	1.82%
Designated as Hedging Instrument [Member] | $104,125 (reducing to $70,125) | Maximum [Member]
Derivative [Line Items]
Fixed Interest Rate		1.99%	1.99%
Designated as Hedging Instrument [Member] | $29,120 (reducing to $19,413)
Derivative [Line Items]
Derivative, Notional Amount		$ 29,120
Notional principal, at maturity		$ 19,413
Inception date		Sep. 21, 2015
Maturity date		Mar. 19, 2022
Fixed Interest Rate		1.67%	1.67%
Designated as Hedging Instrument [Member] | $29,120 (reducing to $19,413) | Minimum [Member]
Derivative [Line Items]
Fixed Interest Rate		1.67%	1.67%
Designated as Hedging Instrument [Member] | $29,120 (reducing to $19,413) | Maximum [Member]
Derivative [Line Items]
Fixed Interest Rate		1.67%	1.67%
Designated as Hedging Instrument [Member] | $187,031 (reducing to $149,844)
Derivative [Line Items]
Derivative, Notional Amount		$ 187,031
Notional principal, at maturity		$ 149,844
Inception date		Feb. 23, 2016
Maturity date		Feb. 04, 2021
Designated as Hedging Instrument [Member] | $187,031 (reducing to $149,844) | Minimum [Member]
Derivative [Line Items]
Fixed Interest Rate		1.07%	1.07%
Designated as Hedging Instrument [Member] | $187,031 (reducing to $149,844) | Maximum [Member]
Derivative [Line Items]
Fixed Interest Rate		1.26%	1.26%
Designated as Hedging Instrument [Member] | $63,987 (equivalent to NOK500 million)
Derivative [Line Items]
Derivative, Notional Amount	[1]	$ 63,987	kr 500,000,000
Inception date		Oct. 19, 2017
Designated as Hedging Instrument [Member] | $63,987 (equivalent to NOK500 million) | Minimum [Member]
Derivative [Line Items]
Maturity date		Mar. 22, 2020
Fixed Interest Rate		6.86%	6.86%
Designated as Hedging Instrument [Member] | $63,987 (equivalent to NOK500 million) | Maximum [Member]
Derivative [Line Items]
Maturity date		Jun. 22, 2020
Fixed Interest Rate		6.96%	6.96%
Not Designated as Hedging Instrument [Member] | $100,000 (remaining at $100,000)
Derivative [Line Items]
Derivative, Notional Amount		$ 100,000
Notional principal, at maturity		$ 100,000
Inception date		Mar. 31, 2013
Maturity date		Apr. 25, 2023
Not Designated as Hedging Instrument [Member] | $100,000 (remaining at $100,000) | Minimum [Member]
Derivative [Line Items]
Fixed Interest Rate		1.85%	1.85%
Not Designated as Hedging Instrument [Member] | $100,000 (remaining at $100,000) | Maximum [Member]
Derivative [Line Items]
Fixed Interest Rate		1.97%	1.97%

[1]	These swaps relate to the NOK900 million and NOK500 million unsecured bonds due 2019 and 2020, respectively, and the fixed interest rates paid are exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.